INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

Our consolidated provision for (benefit from) income taxes is as follows:

	Fiscal Year Ended March 31,
	2023	2022
Current:
Federal	$-	$(2,098,199)
State and local	-	100,568
Foreign	-	-
Total current	-	(1,997,631)
Deferred:
Federal	-	(1,038,359)
State and local	-	-
Foreign	-	-
Total deferred	-	(1,038,359)
Total consolidated income tax benefit	$-	$(3,035,990)

SCHEDULE OF INCOME TAX RATE RECONCILIATION RATE

Our consolidated effective income tax rate reconciliation is as follows:

	Nine Months Ended December 31,
	2023	2022
Federal statutory rate	21.0%	21.0%
Permanent differences	0.8	-
Change in valuation allowance for NOL carry-forwards	(21.0)	(21.0)
Stock warrant transactions and other items	-	(2.5)
Effective income tax rate	0.8%	(2.5)%

Our consolidated effective income tax rate reconciliation is as follows:

	Fiscal Year Ended March 31,
	2023	2022
Federal statutory rate	21.0%	21.0%
State and local income taxes	-	(0.5)
Change in valuation allowance for NOL carry-forwards	(21.0)	(6.7)
Stock warrant transactions and other items	-	1.3
Effective income tax rate	-%	15.1%

SCHEDULE OF DEFERRED TAX ASSET LIABILITY

Our deferred tax asset (liability) is as follows:

	As of March 31,
Deferred tax assets:	2023	2022
Share-based compensation	$928,525	$972,043
Accruals and reserves not currently deductible	2	649,113
Impairment of investments and inventory	661,050	660,904
Other	215,542	141,349
Total deferred tax assets	1,805,119	2,423,409
Less: valuation allowance	(1,805,119)	(2,342,204)
Total deferred tax assets, net	$-	$81,205

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

A reconciliation of the Company’s unrecognized tax benefits for the years indicated is as follows:

	Fiscal Year Ended March 31,
	2023	2022
Balance at beginning of fiscal year	$921,977	$904,643
Additions for tax positions related to the current year	3,809	17,334
Balance at end of fiscal year	$925,786	$921,977

SCHEDULE OF INCOME TAX RETURNS SUBJECT TO EXAMINATION

The Company files consolidated federal income tax returns in the United States and files income tax returns in various state and foreign jurisdictions. As of March 31, 2023, the Company’s income tax returns for the following tax years remained subject to examination:

Tax Jurisdiction	Open Years
United States	2017 – 2022
Republic of Korea	2022
Other Countries	N/A

SCHEDULE OF STATUTORY RATES FOR OUR DOMESTIC AND FOREIGN OPERATION	The statutory rates for our domestic and our material foreign operations are as follows for the periods shown:
Country	2023	2022
United States	21%	21%
Republic of Korea	21%	21%